(Loss) Income Per Share	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
(Loss) Income Per Share
(Loss) Income Per Share
Basic (loss) income per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common stock outstanding during the period using the treasury stock method. The components of basic (loss) income per share and diluted income per share are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
	$	$	$	$
Net (loss) income	(5,457)	40,950	56,009	126,076
Net loss (income) attributable to the Entities under Common Control	—	263	—	(1,636)
Net (loss) income available for common shareholders	(5,457)	41,213	56,009	124,440

Weighted average number of common shares – basic	156,284,136	134,630,768	156,192,572	121,933,274
Dilutive effect of stock-based awards	—	543,988	266,119	570,796
Weighted average number of common shares – diluted	156,284,136	135,174,756	156,458,691	122,504,070

(Loss) income per common share:
– Basic	(0.03)	0.31	0.36	1.02
– Diluted	(0.03)	0.30	0.36	1.02

Stock-based awards, which have an anti-dilutive effect on the calculation of diluted (loss) income per common share, are excluded from this calculation. For the nine months ended September 30, 2016, 19 thousand of restricted stock units had an anti-dilutive effect on the calculation of diluted (loss) income per common share. For the three and nine months ended September 30, 2016, options to acquire 0.8 million and 0.7 million shares of the Company’s Class A common stock, respectively, had an anti-dilutive effect on the calculation of diluted (loss) income per common share. For the three and nine months ended September 30, 2015, options to acquire 0.1 million, had an anti-dilutive effect on the calculation of diluted income per common share. In periods where a loss attributable to shareholders has been incurred all stock-based awards are anti-dilutive.